PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost	$ 135,470	$ 135,016
Less: accumulated depreciation and amortization	(73,075)	(64,479)
Property and equipment, net	62,395	70,537
QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		135,016	$ 130,585
Less: accumulated depreciation and amortization		(64,479)	(30,600)
Property and equipment, net		70,537	99,985
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	108,383	107,929
Computer Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		107,929	105,509
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	14,712	14,712
Office Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		14,712	14,712
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 12,375	12,375
Leasehold Improvements [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 12,375	$ 10,364